Note 29 - Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of contingent liabilities [text block]
29.
    CONTINGENT LIABILITIES

The Company has contingent liabilities related to lawsuits arising in the normal course of its business.
Due to their nature, such legal proceedings involve certain uncertainties including, but not
limited to, court and tribunal rulings, negotiations between affected parties and governmental actions, and therefore the Company’s management cannot estimate the likely timing of the resolution of these matters at this stage.

Contingent liabilities probable are fully recorded as liabilities (Note
26
–
Provisions
).

Additionally, the Company has lawsuits related to tax, civil and labor for which the likelihood of loss is classified as possible by management, and for which there are no
provisions, as the composition and estimates of these amounts are as follow:

	2019	2018

Income tax and social contribution	43,453.0	37,867.4
Value-added and excise taxes	22,226.3	23,891.4
PIS and COFINS	3,066.8	4,386.3
Labor	353.3	353.4
Civil	388.7	4,385.7
Others	1,036.0	1,171.3
	70,524.1	72,055.5

Principal lawsuits with a likelihood of possible loss

Brazilian Federal Taxes

Goodwill InBev Holding

In
December 2011,
Ambev received a tax assessment related to the goodwill amortization resulting from the InBev Holding Brasil S.A. merger with Ambev. The decision rendered by the Lower Administrative Court was partially favorable to Ambev. Ambev filed a judicial proceeding to discuss the unfavorable portion of the decision and requested an injunction which was granted to Ambev to suspend enforceability. Regarding the portion of the decision subject to review at the administrative level, in
August 2019
the Upper Administrative House rendered a partially favorable decision to Ambev. Ambev is awaiting the issuance of these decisions and will file the applicable appeals.

In
June 2016,
Ambev received a new tax assessment charging the remaining value of the goodwill amortization and filed a defense. In
March 2017,
Ambev was notified of a partially favorable
first
level administrative decision and filed an appeal to the Lower Administrative Court. In
May 2018,
Ambev received a partially favorable decision at the Lower Administrative Court. Ambev filed a special appeal for analysis of the case by the Upper Administrative House. In
November 2019,
the special appeal was partially admitted by the Upper Administrative House and Ambev filed an appeal related to the portion that was not
admitted.

The updated amount related to this uncertain tax position as of
31
December 2019
is approximately
R$10.1
billion (
R$9.3
billion as of
31
December 2018).
Ambev has
not
recorded any provisions for this matter as is classified as possible losses. In the event Ambev is required to pay these amounts, AB-Inbev will reimburse Ambev the amount proportional (
70%
) to the benefit received by the company pursuant to the merger protocol, as well as the related costs.

Goodwill BAH

In
October 2013,
Ambev received a tax assessment related to the goodwill amortization resulting from the merger of Beverage Associates Holding Limited (“BAH”) into Ambev. The decision from the first
level administrative court was unfavorable and Ambev filed an appeal to the Lower Administrative Court against the decision. In
November 2018,
Ambev received a partially favorable decision at the Lower Administrative Court. Ambev submitted counterarguments responding to the special appeal filed by the tax authorities and, regarding the unfavorable part of the decision, filed a special appeal to the Administrative Upper House. In
December 2019,
the special appeal was partially admitted by the Administrative Upper House and Ambev filed an appeal related to the portion that was not
admitted.

In
April
and
August 2018,
Ambev received new tax assessments charging the remaining value of the goodwill amortization and filed defenses. In
April 2019,
the First Administrative Court rendered unfavorable decisions to Ambev. As a result Ambev appealed to the Lower Administrative Court. In
November
and
December 2019,
the Lower Administrative Court rendered partially favorable decisions. Ambev is awaiting the results of the remaining decisions in order to file the applicable appeals.

The updated amount related to this uncertain tax position as of
31
December 2019
is approximately
R$2.2
billion (
R$2.1
billion as of
December 31, 2018).
Ambev has
not
recorded any provisions for this matter as is classified as possible losses.

Goodwill CND Holdings

In
November 2017,
Ambev received a tax assessment related to the goodwill amortization resulting from the merger of CND Holdings into Ambev. The decision from the first
-level administrative court was unfavorable to Ambev. Ambev filed an appeal to the Lower Administrative Court. In
February 2020,
Ambev received a partially favorable decision at the Lower Administrative Court. Ambev is awaiting the issuance of the decision in order to file the applicable appeals.

The updated amount related to this uncertain tax position as of
31
December 2019
is approximately
R$1.1
billion (
R$1.1
billion as of
December 31, 2018).
Ambev has
not
recorded any provisions for this matter as is classified as possible losses.

Foreign earnings

Since
2005,
Ambev and certain of its subsidiaries have been receiving assessments from the Brazilian Federal Tax Authorities relating to the profits of its foreign subsidiaries. The cases are being challenged at both the administrative and judicial levels of the courts in Brazil.
The administrative proceedings have resulted in partially favorable decisions, which are still subject to review by the administrative court. In the judicial proceedings, Ambev has received favorable injunctions that suspend the enforceability of the tax credit, as well as favorable first
level decisions, which remain subject to review by the
second
-level judicial court.

The updated amount related to this uncertain tax position as of
31
December 2019
is approximately
R$7.2
billion (
R$7.7
billion at
December 31, 2018)
and
Ambev has
not
recorded any provisions in connection therewith as is classified as possible losses. F or proceedings where it considers the chance of loss to be probable, Ambev has recorded a provision in the total amount of
R$52.2
million (
R$45.8
million at
December 31, 2018).

Tax Loss Offset

Ambev and some subsidiaries received several assessments from the Brazilian federal tax authorities relating to the offset of tax losses carry forward in the context of business combinations. In
February 2016,
the Administrative Upper House ruled unfavorably to Ambev in two
cases. Ambev filed judicial proceedings to discuss the matter. In
September 2016,
Ambev received a favorable
first
level decision in
one
of the judicial claims, and in
March 2017,
an unfavorable
first
-level decision in the other case. Both cases are now awaiting analysis by the second
-level judicial court. The other cases are being challenged at the administrative level and are still awaiting final decisions.

The updated amount related to this uncertain tax position as of
31
December 2019
is approximately
R$548.9
million (
R$533.3
million at
December 31, 2018).
Ambev has
not
recorded any provisions for this matter as is classified as possible losses.

Disallowance of Expenses and Deductibility of Losses

In
2015
and
2016,
Ambev received tax assessments related to the disallowance of alleged non-deductible expenses and the deduction of certain losses mainly associated to financial investments and loans. Ambev presented defenses and, in
November 2019,
received a favorable decision at the
first
-level administrative court regarding the
2016
case. This decision will be reexamined by the Lower Administrative Court. The
2015
case is still pending decision by the
first
-level administrative court.

The updated amount related to this uncertain tax position as of
31
December 2019
is approximately
R$4.8
billion (
R$4.6
billion as of
December 31, 2018).
Ambev has
not
recorded any provisions for this matter as is classified as possible losses.

Disallowance of taxes paid abroad

Since
2014,
Ambev has been receiving tax assessments from the Brazilian Federal Tax Authorities related to the disallowance of deductions associated with alleged unproven taxes paid abroad by its subsidiaries and has been filing defenses. The cases are being challenged at the administrative level. In
November 2019,
the Lower Administrative Court rendered a favorable decision to Ambev regarding the assessment from
2010
in the amount of approximately
R$0.2
billion, which became definitive. In
January 2020,
regarding
four
of these assessments (from
2015
and
2016
), in the amount of approximately
R$3.6
billion, the Lower Administrative Court rendered unfavorable decisions. Ambev is awaiting formal notification of the decision to file the applicable appeals. The other cases are still waiting final decisions.

The updated amount related to this uncertain tax position as of
31
December 2019
is approximately
R$10.1
billion (
R$9.5
billion as of
December 31, 2018).
Ambev has
not
recorded any provisions for this matter as is classified as possible losses.

Presumed Profit

In
April 2016,
Arosuco (a subsidiary of Ambev) received a tax assessment regarding the use of the “presumed profit” method for the calculation of income tax and the social contribution on net profits instead of the “real profit” method. In
September 2017,
Arosuco received an unfavorable
first
level administrative decision and filed an appeal. In
January 2019,
the Lower Administrative Court rendered a favorable decision to Arosuco, which became definitive.

In
March 2019,
Ambev received a new tax assessment regarding the same subject and filed a defense. In
October 2019,
Arosuco received an unfavorable
first
level administrative decision and filed an appeal.

The updated amount related to this uncertain tax position as of
31
December 2019
is approximately
R$506.9
million (
R$645.1
million as at
December 31, 2018).
Arosuco has
not
recorded any provisions for this matter as is classified as possible losses.

Deductibility of IOC expenses

In
November 2019,
Ambev received a tax assessment from the Brazilian Federal Tax Authorities related to the interest on capital (“IOC”) deduction in
2014.
The questions refer primarily to the accounting effects of the corporate restructuring carried out by the Company in
2013
and its impacts on the increase in the deductibility of IOC expenses. Ambev filed an administrative defense and is awaiting a decision.

The Company distributed IOC in the years following the assessed period. Accordingly, if the IOC deductibility is also questioned in the future, on the same basis as the aforementioned tax assessment notice, the Company estimates that the conclusion of the discussion is similar to the present case, and therefore maintained the effect of the deductibility of IOC expenses at your effective income tax rate.

The updated amount related to this uncertain tax position as of
31
December 2019
is approximately
R$3.9
billion. Ambev has
not
recorded any provisions for this matter as is classified as possible losses.

PIS and COFINS

PIS/COFINS over bonus products

Since
2015,
Ambev has been receiving tax assessments issued by the Brazilian Federal Tax Authorities relating to amounts allegedly due under Integration Program / Social Security Financing (PIS/COFINS) over bonus products granted to its customers. The cases are being challenged at both the administrative and judicial levels of the courts. In
2019,
Ambev received final favorable decisions at the administrative level in some of the pending cases and others favorable decisions that are still subject to review. At the judicial level, the case is still in the initial stage.

Ambev management estimates the possible losses related to these assessments to be approximately
R$2.3
billion (
R$4.0
billion as at
December 31, 2018)
as of
31
December 2019.
No
related provision has been made.

ICMS and IPI

ICMS tax war

Ambev is currently challenging tax assessments issued by the states of São Paulo, Rio de Janeiro, Minas Gerais, among others, questioning the legality of ICMS tax credits arising from transactions with companies that have tax incentives granted by other states. The cases are being challenged at both the administrative and judicial level of the courts.

Ambev’s management estimates the possible losses related to these assessments to be approximately
R$2
billion (
R$2.1
billion as of
December 31, 2018)
as of
31
December 2019
and have
not
recorded any provisions in connection therewith.

ICMS-ST Trigger

Over the years, Ambev has received tax assessments to charge supposed ICMS differences considered due when the price of the products sold by Ambev is above the fixed price table basis established by the relevant States, cases in which the State tax authorities understand that the calculation basis should be based on a value-added percentage over the actual prices and not
the fixed table price. Ambev is currently challenging those charges before the courts. The cases are being challenged at both the administrative and judicial levels of the courts.

Ambev management estimates the amount related to this issue to be approximately
R$7.7
billion (
R$7.7
billion as of
31
December 2018)
as of
31
December 2019,
classified as a possible loss and, therefore, for which Ambev has made no
provision. Ambev has recorded provisions in the total amount of
R$8.3
million (
R$7.8
million as of
December 31, 2018)
in relation to certain proceedings for which it considers the chances of loss to be probable due to specific procedural issues.

ICMS – PRODEPE

In
2015,
Ambev received a tax assessment issued by the State of Pernambuco to charge ICMS differences due to an alleged non-compliance with the state tax incentive agreement (“PRODEPE”) as a result of the rectification of its monthly reports. The state tax authorities understood that Ambev was not
able to use the incentive due to this rectification. In
2017,
Ambev had a final favorable decision in the sense that such assessment was null due to formal mistakes of the tax auditor. However, in
September 2018,
Ambev received a new tax assessment to discuss the same matter. There are other assessments related to PRODEPE.

Ambev management estimates the possible losses related to this issue to be approximately R$
591.9
million Brazilian Real (
R$603.5
million as of
31
December 2018)
as of
31
December 2019.
Ambev has recorded a provision in the total amount of
R$4.9
million (
R$2.9
million as of
December 2018)
in relation to
one
proceeding where it considers the chances of loss to be partially probable.

Manaus Free Trade Zone – IPI and PIS/COFINS

In Brazil, goods manufactured within the Manaus Free Trade Zone intended for remittance elsewhere in Brazil are exempt and/or zero
rated from IPI excise tax and social contributions. With respect to IPI, Ambev’s subsidiaries have been registering IPI excise tax presumed credits upon the acquisition of exempted goods manufactured therein. Since
2009,
Ambev has been receiving several tax assessments from the Brazilian Federal Tax Authorities relating to the disallowance of such credits.

Ambev has also been receiving charges from the Brazilian Federal Tax Authorities in relation to (i) federal taxes allegedly unduly offset with the disallowed presumed IPI excise tax credits that are under discussion in these proceedings and (ii) amounts allegedly due under social contribution over Arosuco’s remittance.

In
April 2019,
the Federal Supreme Court (“STF”) announced its judgment on Extraordinary Appeal
No.
592,891/SP,
with binding effects, deciding on the rights of taxpayers registering IPI excise tax presumed credits on acquisitions of raw materials and exempted inputs originating from the Manaus Free Trade Zone. As a result of this decision, Ambev reclassified part of the amounts related to the IPI cases as remote losses maintaining as possible losses only issues related to other additional discussions that were not
included in the analysis of the STF.

The cases are being challenged at both the administrative and judicial levels. Ambev management estimates the possible losses in relation to these assessments to be
R$4.2
billion (
R$4.9
billion at
December 31, 2018)
as of
31
December 2019.
Ambev has
not
recorded any provision in connection with these assessments

IPI Suspension

In
2014
and
2015,
Ambev received tax assessments from the Brazilian federal tax authorities relating to IPI excise tax, allegedly due over remittances of manufactured goods to other related factories. The cases are being challenged at both administrative and judicial levels.

Ambev management estimates the possible losses related to these assessments to be approximately
R$1.7
billion (
R$1.6
billion in
December 2018)
as of
31
December 2019.
Ambev has
not
recorded any provision in connection with these assessments.

ICMS – AM

Ambev has also received tax assessments by the state of Amazonas to charge alleged differences in ICMS due to questions about the calculation basis applied in sales transactions by Ambev to its subsidiaries. The cases are being challenged at the administrative court.

Ambev’s management estimates the possible losses related to these assessments to be approximately
R$499
million (
R$479
million in
December 2018)
as of
31
December 2019
and has
not
recorded any provisions in connection therewith.

Contingent assets

In accordance with IAS
37
- Provisions, Contingent Liabilities and Contingent Assets, the contingent assets are not
recognized in consolidated financial statements, except when realization of income is virtually certain.

The Company and its subsidiaries are demanding the refund of the PIS and COFINS paid including the ICMS and/or ICMS-ST in their taxable basis for the period from
1990
onwards. Considering the different taxation systems applicable to the cold drinks sector, as well as due to corporate reorganizations occurred over the years, the Company and its subsidiaries have several lawsuits claiming such refund. For the period until
2009,
as well as for the period in which the special regime for cold drinks was in place – i.e. from
January 2009
to
April 2015 (
article
58
-J of Law
10,833,
of
2003,
also known as REFRI) – the amounts involved in the refund requests are still being calculated. For the period after the termination of the special regime for cold drinks (currently in place), the Company estimates that the contingent asset related to the matter is
R$1.8
billion.

In
September 2019,
the Company obtained a final favorable decision and recognized the right from Companhia Antarctica Paulista (incorporated by Ambev S.A.) to exclude the ICMS from the COFINS taxable base in the period from
March 2000
to
May 2005,
reason why it recognizing a recoverable tax of approximately
R$0.6
billion.